Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14 – Fair Value Measurements

The Company has assessed that the fair value of cash and cash equivalents, accounts receivable, accounts payable, and other current liabilities, approximates their carrying amounts largely due to the short-term nature of these accounts. The Company has also determined the carrying value of the long-term debt approximates its fair value given its variable rate and indirect indexation to the Company’s credit risk.

See Note 2 - Business Combinations for information regarding the estimated fair value of goodwill.

Contingent Consideration

The Company entered into a contingent consideration liability related to a business combination with a certain oilfield services company described in Note 2 - Business Combinations. Included in total consideration of this acquisition is an earnout payment of $0.6 million to the seller. The amount ultimately owed to the seller is based on meeting a certain earnout threshold in the twelve consecutive calendar months following the close of the transaction. If met, a one-time payment is required to be paid in October 2025, at which point the earnout expires. This earnout liability will be reassessed at each reporting period until expiration and changes in fair value will be reported in earnings as they occur. The earnout liability was considered to be a Level 3 fair value measurement as the significant inputs are unobservable and require significant judgment or estimation. Management engaged a third-party valuation specialist to determine the fair value of the earnout liability as of the acquisition date. The earnout liability was valued using a Monte Carlo simulation in a risk-neutral framework based on forecasted gross revenue.

As of December 31, 2024, the fair value of the contingent earnout liability was $0.5 million and is included within accrued expenses in the accompanying consolidated balance sheets. As the fair value of the earnout liability as of December 31, 2024, approximates the fair value as of the acquisition date, the Company did not perform a remeasurement at year-end.

The Company did not have any other assets or liabilities that were measured at fair value on a recurring or non-recurring basis on December 31, 2024 and 2023.